[TYPE]                         N-30D
[DESCRIPTION]                  SEMI-ANNUAL REPORT MAILED TO
SHAREHOLDERS

To Our Investors


















Dear Fellow Shareholder:

Our Fund has grown an average 11% per year during the thirty-nine year period ending January 31, 1998.
For the 5, 10 and 15 year periods, the Fund's average annual returns are 11.5%, 11.7% and 10.6%
respectively.

Our Fund's portfolio has been positioned to take advantage of what we perceive to be opportunities in the forthcoming market. A large percentage of the portfolio is now invested in commercial banking, computer
& peripherals, and thrift industries. Our largest holding in the portfolio is Golden West Financial which
has increased in value by 50% since we first purchased it.   Golden
West Financial is a thrift focused on
traditional thrift activities of using retail savings to fund one to four family mortgage loans. The company ranks as the third largest thrift in the U.S. with total assets of around thirty eight billion dollars. We at American Growth Fund always strive to find the highest quality investments for you.

This may be a good time to remind our shareholders that we manage the Fund with two objectives in mind... to make money and then not lose the money we've made.
That's the way we have managed
American Growth Fund for over 39 years and plan to in the future.

Perhaps, all things considered, this might be an appropriate time to consider adding to your American
Growth Fund account. Our toll free number is (800) 525-2406 or give your securities representative a call. I invite your comments, questions and suggestions. Please feel free to call or write to me.

American Growth Fund wishes you and yours A Good Future!

Sincerely,



Robert Brody
President & Shareholder

How American Growth Fund Has Its Shareowners' Money Invested


                             STATEMENT OF INVESTMENTS
                                 January 31, 1998
                                    (unaudited)
          Market
Description of Security
Shares         Value
                                   COMMON STOCKS

    . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                          Commercial Bank Industry 13.11%

City National Corp. . . . . . . . . . . . . . . . . . . . .
197,800     $6,564,488
(Owns City National Bank, largest independent bank in southern
California.)
SouthTrust Corp.. . . . . . . . . . . . . . . . . . . . . .
90,000     5,082,188
(The thirty third largest bank in the United States)
Royal Bank of Canada. . . . . . . . . . . . . . . . . . . .
70,000     3,657,500
(Canada's largest bank.)
NationsBank Corp. . . . . . . . . . . . . . . . . . . . . .
32,624     1,957,440
(The third largest bank in the United States.)
   17,261,616



Computer & Peripherals Industry 7.68%

International Business Machines Corp. . . . . . . . . . . .
60,000     5,921,250
(The world's largest supplier of advanced information processing technology.)
Hewlett Packard Company . . . . . . . . . . . . . . . . . .
70,000     4,200,000
(A designer and manufacturer of precision electronic products.)
   10,121,250

Thrift Industry 5.64%

Golden West Financial Corp. . . . . . . . . . . . . . . . .
88,000     7,430,500
(Third largest thrift in the United States.)

Paper and Forest Industry 3.75%
Fort James . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . .115,000
4,937,812
(The second largest paper goods producer in the United States.)



          Market
Description of Security
Shares         Value
    . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Electronic Equipment Industry 3.53%

General Electric Company. . . . . . . . . . . . . . . . . .
60,000     $4,650,000
(One of the largest and most diversified industrial companies in the world.)



Tobacco Industry 3.15%

Phillip Morris. . . . . . . . . . . . . . . . . . . . . . .
100,000     4,150,000
(The largest tobacco company in the United States.)



Chemical Industry 2.43%

Monsanto Co.. . . . . . . . . . . . . . . . . . . . . . . .
44,000     2,087,250
(Produces a variety of consumer products.)
Solutia, Inc. . . . . . . . . . . . . . . . . . . . . . . .
40,000     1,117,500
(The twentieth largest chemical company in the United States.)
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
       3,204,750



Insurance Industry 1.75%

Equitable Companies, Inc. (The) . . . . . . . . . . . . . .
50,000     2,300,000
(Parent holding company of the Equitable Life Assurance Society of the United States.)



Financial Services Industry 1.50%

Travelers Group, Inc. . . . . . . . . . . . . . . . . . . .
40,000     1,980,000
(The largest non-bank financial services company.)









          Market
Description of Security
Shares         Value

    . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                         Building Materials Industry 1.27%

Ameron International Corporation. . . . . . . . . . . . . .
28,500     1,676,156
(The largest supplier of high-performance marine and offshore coatings in the United States. )

Machine Industry 1.09%

Caterpillar, Inc. . . . . . . . . . . . . . . . . . . . . .
30,000     1,440,000
(The world's largest producer of earthmoving equipment.)

Aerospace/Defense Industry 0.36%

Boeing Company (The). . . . . . . . . . . . . . . . . . . .
10,000       475,625
(The leading manufacturer of commercial jet aircraft.)

Total Common Stocks (cost $40,587,288). . . . . . . . . . .
45.26%     59,627,709

LONG-TERM INVESTMENTS 19.89%

U.S. Treasury Bond, $8,320,000 par, 6.25%, 5.816% yield
due 08/15/2023, principal amount $8,797,100
(amortized cost $8,796,536) . . . . . . . . . . . . . . . .
       8,719,027
U.S. Treasury Bond, $17,190,000 par, 6.00%, 5.831% yield
due 02/15/2026, principal amount $17,579,303
(amortized cost $17,579,013)  . . . . . . . . . . . . . . .
      17,475,870

Total Long-term Investments (cost $26,375,549). . . . . . .
      26,194,897


SHORT-TERM INVESTMENTS 24.14%

U.S. Treasury Bill, 5.225% due 03/12/98, principal amount
$16,000,000
(amortized cost $15,909,433)  . . . . . . . . . . . . . . .
      15,909,433
U.S. Treasury Bill, 5.225% due 03/26/98, principal amount
$16,000,000
(amortized cost $15,876,922)  . . . . . . . . . . . . . . .
      15,876,922

Total Short-term Investments (cost $31,786,355) . . . . . .
      31,786,355



 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
          Market
Description of Security
Shares         Value
    . . . . . . . . . . . . . . . . . . . . . . . . . . . .


                          MONEY MARKET INSTRUMENTS 9.87%


LIR Government Money Fund (Cost $13,000,000)
(PaineWebber Inc, 5.299%) . . . . . . . . . . . . . . . . .
      13,000,000





Total Investments, at Value (cost $111,749,192) . . . . . .
99.16%  $130,608,961



Cash and Receivables, Less Liabilities. . . . . . . . . . .
0.84%     1,099,855


Net Assets. . . . . . . . . . . . . . . . . . . . . . . . .
100%  $131,708,816







Financial Statements


                            AMERICAN GROWTH FUND, INC.
               STATEMENT OF ASSETS AND LIABILITIES, JANUARY 31,
1998
                                    (UNAUDITED)

    . . . . . . . . . . . . . . . . . . . . . . . . . . . .
ASSETS:
Investments at value (cost $111,749,192)-see accompanying statement
 .   $130,608,961
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .      483,211
Receivables:
 Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .       61,549
 Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .      840,985
Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .  131,994,706

LIABILITIES:
Shares of beneficial interest redeemed. . . . . . . . . . . . . .
 . .      285,890
Total liabilities . . . . . . . . . . . . . . . . . . . . . . . .
 . .      285,890

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .   $131,708,816

COMPOSITION OF NET ASSETS:
Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . .
 . .   $113,064,636
Overdistributed net investment income . . . . . . . . . . . . . .
 . .     (217,573)
Accumulated net realized gain from investment transactions. . . .
 . .        1,984
Net unrealized appreciation of investments. . . . . . . . . . . .
 . .   18,859,769
Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .   $131,708,816
NET ASSET VALUE PER SHARE:
Class A Shares:
 Net asset value and redemption price per share (based on net assets
 of $13,606,494 and 1,467,680 shares of beneficial interest
outstanding)     $9.27
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price.). . . . . . . . . . . . . . . . . . . .
 . .        $9.84
Class B Shares:
 Net asset value, redemption price and offering price per share
(based
 on net assets of $14,843,433 and 1,616,867 shares of beneficial interest outstanding)$9.18
Class C Shares:
 Net asset value, redemption price and offering price per share
(based
 on net assets of $4,064,327 and 442,621 shares of beneficial interest outstanding)$9.18
Class D Shares:
 Net asset value, redemption price and offering price per share
(based on
 net assets of $99,194,562 and 10,680,141 shares of beneficial interest outstanding)$9.29
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price). . . . . . . . . . . . . . . . . . . . . . . . .
 . .        $9.86
</TABLE.

Financial Statements



                           AMERICAN  GROWTH  FUND,  INC.
         STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JANUARY
31, 1998
                                    (UNAUDITED)
    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .
INVESTMENT INCOME:
 Dividends (net of $5,980 foreign withholding tax). . . . . . . .
 . .    $757,575
 Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .     383,559

Total income. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .   1,141,134

EXPENSES:
 Investment advisory fees (Note 5). . . . . . . . . . . . . . . .
 . .     568,521
 Administration expenses (Note 5) . . . . . . . . . . . . . . . .
 . .     202,121
 Transfer agent, shareholder servicing and data processing fees
(Note 4)   69,437
 Custodian fees (Note 4). . . . . . . . . . . . . . . . . . . . .
 . .      88,101
 Professional fees. . . . . . . . . . . . . . . . . . . . . . . .
 . .      23,630
 Registration and filing fees:
     Class A. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .       2,283
     Class B. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .       2,409
     Class C. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .         647
     Class D. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .      20,394
 Shareholder reports. . . . . . . . . . . . . . . . . . . . . . .
 . .      16,762
 Distribution fees:
     Class A. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .      16,267
     Class B. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .      69,542
     Class C. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .      18,762
     Class D. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .           -
 Directors fees . . . . . . . . . . . . . . . . . . . . . . . . .
 . .       3,600
 Other expenses . . . . . . . . . . . . . . . . . . . . . . . . .
 . .      38,740
Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . .
 . .   1,141,216
 Less expenses paid indirectly (Note 4) . . . . . . . . . . . . .
 . .     (89,382)
Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .   1,051,834

Net Investment Income . . . . . . . . . . . . . . . . . . . . . .
 . .      89,300

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
 Net realized gain on investments . . . . . . . . . . . . . . . .
 . .     306,083
 Net change in unrealized appreciation or depreciation on
investments (14,731,879)
 Net realized and unrealized loss . . . . . . . . . . . . . . . .
 . . (14,425,796)

Net Decrease in Net Assets Resulting From Operations. . . . . . .
 . .$(14,336,496)

Financial Statements


                                       AMERICAN GROWTH FUND, INC.
                                   STATEMENTS OF CHANGES IN NET
ASSETS



   Six Months Ended    Year Ended

   January 31, 1998   July 31, 1997

      (unaudited)
OPERATIONS:
  Net investment income . . . . . . . . . . . . . . . . . . . . .
 .   $     89,300      $   1,935,396
  Net realized gain . . . . . . . . . . . . . . . . . . . . . . .
 .        306,083         10,854,048
  Net change in unrealized appreciation or depreciation . . . . .
 .   (14,731,879)         24,155,373
    Net increase (decrease) in net assets resulting from operations
 (14,336,496)         36,944,817
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income:
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .       (75,567)           (78,116)
  Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .       (14,141)           (60,893)
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .        (3,850)           (17,406)
  Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .      (790,735)        (1,288,377)
  Distributions from net realized gain:
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .    (1,120,917)          (253,876)
  Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .    (1,258,568)          (263,868)
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .      (342,696)           (75,426)
  Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .    (8,796,922)        (4,187,225)
BENEFICIAL INTEREST TRANSACTIONS:
  Net increase (decrease) in net assets resulting from beneficial interest transactions (Note 2):
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .      5,680,802          4,705,260
  Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .      6,785,346          5,694,054
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .      1,837,826          2,104,311
  Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .      4,517,164       (11,347,787)
NET ASSETS:
  Total increase (decrease) . . . . . . . . . . . . . . . . . . .
 .    (7,918,754)         31,875,468
  Beginning of period . . . . . . . . . . . . . . . . . . . . . .
 .    139,627,570        107,752,102
  End of period (including (over)/undistributed net investment income of $(217,573) and $577,421 respectively) . . . . . . . .
 .   $131,708,816      $ 139,627,570

Financial Highlights


                                               Class D

                               Six Months EndedYear Ended July 31,
                               January 31, 1998
                                    (Unaudited)
                                           1998    1997       1996
    1995      1994      1993

Per Share Operating Data:
Net Asset Value,
Beginning of Period . . . . . . . . . . $ 11.33  $ 8.85     $ 8.75
  $ 9.34    $ 9.39    $ 8.50

Income (loss) from investment operations:
Net investment income . . . . . . . . . . ..025   0.175       .035
     .21       .03       .11
Net realized and unrealized gain (loss) .(1.09)    2.82        .39
     .88      1.00      1.51
Total income (loss) from investment operations(1.07)2.99       .42
    1.09      1.03      1.62

Dividends and distributions to shareholders:
Dividends from net investment income. . . (.08)  (.12)6     (.12)6
   (.12)     (.05)     (.08)
Distributions from net realized gain. . . (.89)   (.39)      (.20)
  (1.56)    (1.03)     (.65)
Total dividends and distributions
to shareholders . . . . . . . . . . . . . (.97)   (.51)      (.32)
  (1.68)    (1.08)     (.73)

Net Asset Value, End of Period. . . . . .$ 9.29 $ 11.33     $ 8.85
 $ 8.75    $ 9.34    $ 9.39

Total Return at Net Asset Value1. . . . .(9.7)%   35.1%       4.8%
   15.2%     11.1%     20.2%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)$99,195$115,106   $100,130
 $90,538   $68,209   $62,180

Ratios to average net assets:
Net investment income (loss)5 . . . . . . 0.27%   1.71%      0.47%
   1.91%     0.35%     0.59%
Expenses2,5 . . . . . . . . . . . . . . . 1.49%   1.55%      1.63%
   1.45%     1.34%     1.44%

Portfolio Turnover Rate3,5. . . . . . . .125.1%  106.2%     163.1%
  173.0%     87.2%     48.8%
Average Brokerage Commission Rate4      $0.0576  0.0578     0.0576
  0.0566    0.0566    0.0566

Financial Highlights



                                        Class A Class B    Class C
 Class A   Class B   Class C

                                 Six Months ended January 31, 1998
    Year ended July 31, 1997
                                            (Unaudited)
     1997      1997      1997

Per Share Operating Data:
Net Asset Value,
Beginning of Period . . . . . . . . . . $ 11.30 $ 11.18    $ 11.19
 $ 8.84     $ 8.80    $ 8.81

Income (loss) from investment operations:
Net Investment income(loss) . . . . . . . (.00)   (.02)      (.02)
    .146       .07      .076
Net realized and unrealized gain (loss) .(1.08)  (1.09)     (1.09)
    2.83      2.79      2.79
Total income (loss) from investment operations(1.08)(1.11)  (1.11)
    2.97      2.86      2.86

Dividends and distributions to shareholders:
Dividends from net investment income. . . (.06)   (.01)      (.01)
  (.12)7    (.09)7    (.09)7
Distributions from net realized gain. . . (.89)   (.89)      (.89)
   (.39)     (.39)     (.39)
Total dividends and distributions
to shareholders . . . . . . . . . . . . . (.95)   (.90)      (.90)
   (.51)     (.48)     (.48)

Net Asset Value, End of Period. . . . . . $9.27   $9.17      $9.18
 $ 11.30   $ 11.18    $11.19

Total Return at Net Asset Value . . . . .(9.8)% (10.1)%    (10.2)%
   34.6%     33.5%     33.6%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)$13,606 $14,843     $4,064
 $10,536   $10,962    $3,023

Ratio to average net assets:
Net investment income6. . . . . . . . . . 0.05% (0.68)%    (0.67)%
   1.28%      .49%      .55%
Expenses1,5 . . . . . . . . . . . . . . . 1.71%   2.44%      2.46%
   1.76%    2.46%     2.50%

Portfolio Turnover Rate2,5. . . . . . . .125.1%  125.1%     125.1%
  106.2%    106.2%    106.2%
Average Brokerage Commission Rate3. . . $0.0576 $0.0576    $0.0576
 $0.0578   $0.0578   $0.0578

Notes to Financial Statements



1. Summary of Significant Accounting Policies
   American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B,
   Class C and Class D shares. Class D shares are available to shareholders in existence prior to 3/1/96. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

   Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of
   60 days or less are valued at amortized cost, which approximates market value.

   Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

   Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

   Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

   Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date).
   Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reportedon an identified cost basis which is the same basis used for federal income tax purposes.

   Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements




2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                        Six Months Ended January
31, 1998        Year Ended July 31, 1997
                                                (Unaudited)
                                            Shares    Amount
              Shares    Amount

   Class A:
   Sold                                 533,260    $5,795,656
          794,548 $ 7,631,271
   Dividends and distributions reinvested 124,601   1,193,678
          33,407      311,961
   Redeemed                            (122,657)  (1,308,532)
        (329,452)  (3,237,972)
   Net increase                         535,204    5,680,802
          498,503   4,705,260

   Class B:
   Sold                                  607,194    6,541,036
         700,555    6,739,509
   Dividends and distributions reinvested129,640    1,231,569
          29,453      273,621
   Redeemed                            (100,097)    (987,259)
        (137,934)  (1,319,076)
   Net increase                          636,737   6,785,346
         592,074    5,694,054

   Class C:
   Sold                                  141,959    1,553,158
         247,873    2,292,548
   Dividends and distributions reinvested 35,909      341,135
           8,632       80,191
   Redeemed                              (5,452)     (56,467)
         (28,005)    (268,428)
   Net Increase                          172,416    1,837,826
         228,500    2,104,311

   Class D:
   Sold                                 291,747    3,223,501
         432,812    4,042,281
   Dividends and distributions reinvested973,074   9,341,542
         541,417    5,060,925
   Redeemed                            (747,084)  (8,047,879)
      (2,117,535) (20,450,993)
   Net increase (decrease)               517,737   $4,517,164
     (1,152,306)$ (11,347,787)

3. Unrealized Gains and Losses on Investments
   The identified tax cost basis of investments at January 31, 1998 was $111,822,183. Net unrealized appreciation on investments of $18,859,769, based on identified tax cost as of January 31, 1998, was comprised of gross appreciation of
   $19,478,599 and gross depreciation of $618,830.

4. Fund Expenses Paid Indirectly

   Fees for transfer agent/data processing services and custodian services totaling $30,816 and $58,566, respectively, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5. Underwriting, Investment Advisory Contracts and Service Fees

   Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets

Notes to Financial Statements


   and 0.75% of such assets in excess of $30 million. The Fund pays its own operating expenses. The advisor has agreed to reimburse the Fund if total expenses exceed the most restrictive limitation prescribed by any state in which the shares of the
   Fund are sold.

   Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

   For the six months ended January 31, 1998 commissions and sales charges paid by investors on the purchase of Fund shares totaled $425,866 of which $109,443 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by
   Sponsors on sales of the Fund's Class B and C shares totaled $220,386. For the six months ended January 31, 1998,
   Sponsors received contingent deferred sales charges of $5,356 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

   Certain officers of the Fund are also officers of Sponsors and IRC. For the six months ended January 31, 1998 the Fund paid directors' fees and expenses of $3,600.

   For the six months ended January 31, 1998, under an agreement with IRC, the Fund was charged $132,748 for the costs and expenses related to employees of IRC who provide administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $32,416 by an affiliated company of IRC for the rental of office space.

6. Federal Income Tax Matters

   On December 16, 1997, distributions of $0.06 and $0.89 aggregating $75,567 and $1,120,917, $0.01 and $0.89 aggregating
   $14,141 and $1,258,568, $0.01 and $0.89 aggregating $3,850 and
$342,696, $0.08 and $0.89 aggregating $790,735 and
   $8,796,922 were declared from net investment income and realized gains, respectively on the Fund's Class A, B, C and D shares, respectively. The dividends were paid December 19, 1997. For the six months ended January 31, 1998, all ordinary income dividends have been determined to qualify for the dividend received deduction for corporate shareholders.

   For federal income tax purposes, the Fund realized net capital gains of $306,083 during the six months ended January 31,
   1998.

This is what American Growth Fund* has done for its investors over the last 39
1/2 years.

$630,914** Total value on 12/31/97 with both dividends and capital gains reinvested.

{MOUNTAIN CHART}

Average Annual             thru                     Thru 12/31/97
Total Return**             12/31/97           without sales charge

1 year                           6.6%
13.2%
5 years                          12.0%
13.4%
10 years                         12.0%
12.7%
15 years                         10.5%
10.9%
39 years                         10.8%
11.0%

$10,000 investment on August 1, 1958

*A conservative, long-term growth mutual fund with income as a secondary objective.
**The figures in this brochure reflects the performance of the fund's Class D shares. On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares. Class A and
Class D shares are subject to a maximum front-end sales charge of 5.75%, Class
B shares are subject to a maximum contingent deferred sales charge of 5% and
Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class
A shares, 1%
of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees.
Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one. Please read the prospectus carefully before investing.
In the thirty-nine years ended 12/31/97, the Fund's average annual total return was 10.8%, over fifteen years it was 10.5%, over ten years it was
12.0%, over five years is was 12.0%, over one year it was 6.6%. The total return figures assume the maximum sales load (5.75%). The annual returns for the year ended 12/31/97 were: Class A, 6.6%; Class B, 7.1%; Class C, 11.1%.
Annual returns assume a front end sales charge of 5.75% on Class A, a 5%
contingent deferred sales charge for the first year on Class B, and a 1%
contingent deferred sales charge for a period of one year or less on Class C.
Class B and class C performance without the contingent deferred sales charge during the first year would be 12.1% and 12.1%, respectively. In the thirty-nine years ended 12/31/97, the Fund's average annual total return calculated without a sales load was 10.9%, for fifteen years it was 10.9%, for ten years it was 12.7%, for five years it was 13.4%, and for the one year it was 13.2%.
Distributor: American Growth Fund Sponsors, Inc. 110 Sixteenth
Street, Suite
1400, Denver, CO 80202, Phone (800) 525-2406.